Income Taxes - (Loss) Income Before Income Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	$ 77,858	$ (391,073)	$ 298,035
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	(39,781)	14,338	99,182
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	$ 117,639	$ (405,411)	$ 198,853